Summary of Significant Accounting Policies - Schedule of Composition of Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Composition Of Other Current Assets Abstract
Total other assets	$ 447,329	$ 76,166